INTANGIBLE ASSETS AND GOODWILL - Explanatory information about intangible assets and goodwill (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	$ 12,828	$ 11,110	$ 11,149
Cost prior to impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	15,092	13,339	13,347
Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	(1,925)	(1,890)	(1,859)
Accumulated impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	(339)	(339)	(339)
Customer relationships
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	33	47	84
Customer relationships | Cost prior to impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	1,611	1,609	1,609
Customer relationships | Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	(1,578)	(1,562)	(1,525)
Customer relationships | Accumulated impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	0	0	0
Acquired program rights
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	171	188	194
Acquired program rights | Cost prior to impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	253	251	263
Acquired program rights | Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	(77)	(58)	(64)
Acquired program rights | Accumulated impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	(5)	(5)	(5)
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	3,923	3,905	3,905
Goodwill | Cost prior to impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	4,144	4,126	4,126
Goodwill | Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	0	0	0
Goodwill | Accumulated impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	(221)	(221)	(221)
Total intangible assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	8,905	7,205	7,244
Total intangible assets | Cost prior to impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	10,948	9,213	9,221
Total intangible assets | Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	(1,925)	(1,890)	(1,859)
Total intangible assets | Accumulated impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	(118)	(118)	(118)
Spectrum licences
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	8,331	6,600	6,600
Spectrum licences | Cost prior to impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	8,331	6,600	6,600
Spectrum licences | Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	0	0	0
Spectrum licences | Accumulated impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	0	0	0
Broadcast licences
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	234	234	230
Broadcast licences | Cost prior to impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	333	333	329
Broadcast licences | Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	0	0	0
Broadcast licences | Accumulated impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	(99)	(99)	(99)
Brand names
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	136	136	136
Brand names | Cost prior to impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	420	420	420
Brand names | Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	(270)	(270)	(270)
Brand names | Accumulated impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	$ (14)	$ (14)	$ (14)